Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Basic and Diluted Net Income (Loss) per Common Share
The tables below present a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:

	For the Six Months Ended June 30, 2022		For the Six Months Ended June 30, 2021
	Class A	Class F	Class A	Class F
Basic and diluted net income per common stock:
Numerator:
Allocation of net income, basic	$7,363,022	$1,840,756	$8,573,515	$2,530,973
Allocation of net income, diluted	7,363,022	1,840,756	8,530,977	2,573,511
Denominator:
Basic weighted average common stock outstanding	40,000,000	10,000,000	33,149,171	9,785,912
Diluted weighted average common stock outstanding	40,000,000	10,000,000	33,149,171	10,000,000

Basic net income per common stock	$0.18	$0.18	$0.26	$0.26

Diluted net income per common stock	$0.18	$0.18	$0.26	$0.26

	For The Three Months Ended June 30, 2022		For The Three Months Ended June 30, 2021
	Class A	Class F	Class A	Class F
Basic and diluted net income per common stock:
Numerator:
Allocation of net income, basic	$2,203,766	$550,942	$25,887	$6,472
Allocation of net income, diluted	2,203,766	550,942	25,887	6,472
Denominator:
Basic weighted average common stock outstanding	40,000,000	10,000,000	40,000,000	10,000,000
Diluted weighted average common stock outstanding	40,000,000	10,000,000	40,000,000	10,000,000

Basic net income per common stock	$0.06	$0.06	$0.00	$0.00

Diluted net income per common stock	$0.06	$0.06	$0.00	$0.00

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of common stock:

	For the Year Ended December 31, 2021
	Class A	Class F
Basic and diluted net income per common stock:
Numerator:
Allocation of net income	$14,109,019	$3,813,712

Denominator:
Basic and diluted weighted average common stock outstanding	36,602,740	9,893,836

Basic and diluted net income per common stock	$0.39	$0.39

	For the Period From October 2, 2020 (inception) through December 31, 2020
	Class A	Class F
Basic and diluted net loss per common stock:
Numerator:
Allocation of net loss	$—	$(3,329)

Denominator:
Basic and diluted weighted average common stock outstanding	0	7,500,000

Basic and diluted net loss per common stock	$—	$(0.00)